STOCK COMPENSATION PLAN - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award vested ad exercisable	933,208	709,356
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award options outstanding weighted average exercise price	$ 12.77	$ 2.85
Allocated share based compensation expense	$ 130,000	$ 52,000
2013 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award number of shares authorized	2,655,391
Number of stock options granted	1,180,570	1,804,479
2013 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation by share based payment award vesting period	4 years
2022 Plan [Member] | Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate number of shares percentage	15.00%
Share based compensation by share based payment award number of shares issued	5,102,948